6. Note Payable to Bank (Tables)	12 Months Ended
Dec. 31, 2015
Note Payable To Bank Tables
Future Commitments
Principal Due in Next 12 months
2015	$107,556
2016	113,225
2017	68,572
2018	12,391
$301,744